Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net unrealized gains (losses) on cash flow hedges, net of tax, beginning of period	$ 3,037	$ (34,677)	$ (46,580)
Changes in fair value of cash flow hedges, net of tax	31,386	14,917	(32,655)
Reclassification of (gains) losses into earnings, net of tax	(10,161)	22,797	44,558
Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	$ 24,262	$ 3,037	$ (34,677)